UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/07

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock    Richmond, VA   July 31, 2007
(Signature)              (City, State)  (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  30

Form 13F Information Table Value Total:	 $340,817
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC	                COM	  005208103     10,431    488,331  SH	       Sole		488,331	   0	0
BJ SERVICES CO	                COM 	  055482103      3,452    121,378  SH	       Sole		121,378	   0	0
BPZ ENERGY INC	                COM	  055639108      4,666    836,166  SH	       Sole		836,166	   0	0
BIRCH MOUNTAIN RESOURCES LTD	COM	  09066X109	 2,809	  787,000  SH	       Sole		787,000	   0	0
CARRIZO OIL & GAS INC	        COM	  144577103	 7,808	  188,287  SH	       Sole		188,287	   0	0
CANO PETE INC	                COM	  137801106	 6,884	1,147,291  SH	       Sole	      1,147,291	   0	0
CHESAPEAKE ENERGY CORP	        COM	  165167107	28,272	  817,102  SH	       Sole		817,102	   0	0
DENISON MINES CORP	        COM	  248356107	 1,140	   95,195  SH	       Sole		 95,195	   0	0
ENVIRONMENTAL POWER CORP	COM NEW	  29406L201	 5,743	  641,647  SH	       Sole		641,647	   0	0
EVERGREEN ENERGY INC	        COM	  30024B104	 6,927	1,148,838  SH	       Sole	      1,148,838	   0	0
GASTAR EXPLORATION LTD	        COM	  367299104	 2,142	1,030,000  SH	       Sole	      1,030,000	   0	0
KODIAK OIL & GAS CORP	        COM	  50015Q100	 2,644	  455,898  SH	       Sole		455,898	   0	0
MCDERMOTT INTERNATIONAL INC	COM	  580037109	75,146	  904,072  SH	       Sole		904,072	   0	0
NATIONAL-OILWELL VARCO INC	COM	  637071101	11,828	  113,470  SH	       Sole		113,470	   0	0
NOBLE DRILLING CORP	        SHS	  G65422100	22,616	  231,910  SH	       Sole		231,910	   0	0
NGAS RESOURCES INC	        COM	  62912T103	   595	   74,400  SH	       Sole		 74,400	   0	0
PEABODY ENERGY CORP	        COM	  704549104	 1,451	   30,000  SH	       Sole		 30,000	   0	0
QUICKSILVER RESOURCES INC	COM	  74837R104	10,259	  230,130  SH	       Sole		230,130	   0	0
RANGE RES CORP	                COM	  75281A109	 7,012	  187,431  SH	       Sole		187,431	   0	0
RENTECH INC	                COM	  760112102	 1,068	  412,245  SH	       Sole		412,245	   0	0
SUPERIOR ENERGY SVCS INC	COM	  868157108	 6,242	  156,354  SH	       Sole		156,354	   0	0
SOUTHWESTERN ENERGY CO	        COM	  845467109	18,468	  415,020  SH	       Sole		415,020	   0	0
TRANSOCEAN INC	                ORD	  G90078109	16,161	  152,491  SH	       Sole		152,491	   0	0
TXCO RESOURCES INC	        COM	  87311M102	 7,152	  695,745  SH	       Sole		695,745	   0	0
TETRA TECHNOLOGIES INC-DEL	COM	  88162F105	 3,291	  116,700  SH	       Sole		116,700	   0	0
ULTRA PETROLEUM CORP	        COM	  903914109	42,331	  766,311  SH	       Sole		766,311	   0	0
USEC INC	                COM	  90333E108	 7,728	  351,600  SH	PUT    Sole		351,600	   0	0
U S ENERGY CORP WYO	        COM	  911805109	 1,921	  357,000  SH	       Sole		357,000	   0	0
WALTER INDUSTRIES INC NEW	COM	  93317Q105	   292	   10,100  SH	       Sole		 10,100	   0	0
WEATHERFORD INTERNATIONAL INC	COM	  G95089101	24,338	  440,590  SH	       Sole		440,590	   0	0